Accounts payable and accrued liabilities (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Accrued liabilities	$ 375,937	$ 418,164
Trade payables and other	64,601	30,764
Accounts payable and accrued liabilities	440,538	448,928
Consultants and Professional Fees
Accrued liabilities	183,920	311,635
Payroll
Accrued liabilities	120,318	0
Vacation Accrued
Accrued liabilities	$ 71,699	$ 106,529